Long-Term Debts	6 Months Ended
Mar. 31, 2025
Long-Term Debts [Abstract]
LONG-TERM DEBTS

12. LONG-TERM DEBTS

As of March 31, 2025 and September 30, 2024, long-term debts consist of the following:

				As of March 31, 2025		As of September 30, 2024
Bank and other financial institution	Annual Interest Rate	Start	End	Long- term	Long- term (current portions)	Long- term	Long- term (current portions)	Pledge
				USD		USD
The Shoko Chukin Bank	1.11%	05/26/2020	04/25/2030	82,456	20,174	96,838	21,110
The Shoko Chukin Bank	1.50%	02/04/2022	01/27/2025	—	—	—	21,780
Mizuho Bank	0.83%	03/25/2020	03/25/2025	—	—	—	6,855
Mizuho Bank	2.00%	06/01/2021	06/01/2031	105,070	20,013	120,419	20,942
Japan Finance Corporation	1.11%	07/16/2020	06/30/2030	140,227	36,424	164,328	38,115
Musashino Bank	1.50%	05/31/2022	06/02/2025	—	10,967	—	46,408
Japan Finance Corporation	0.46%	06/09/2020	04/20/2030	85,390	20,494	98,290	21,445
Japan Finance Corporation	0.38%	04/23/2021	03/20/2031	34,022	7,372	38,569	7,714
Kiraboshi Bank	0.50%	06/27/2023	05/30/2032	286,858	43,362	321,116	45,376
Zhongli International Financial Leasing Co. LTD	14.56%	08/11/2022	08/15/2025	—	57,420	—	130,625
Zhongli International Financial Leasing Co. LTD	13.63%	07/26/2022	07/26/2025	—	27,331	—	68,332	Vehicle
				734,023	243,557	839,560	428,702

The long-term debts as of March 31, 2025 were primarily obtained from five banks and one financial institution, with interest rates ranging from 0.38% to 14.56% per annum. The long-term debts as of September 30, 2024 were primarily obtained from five banks and one financial institution, with interest rates ranging from 0.38% to 14.56% per annum. The interest expenses were $33,020 and $47,115 for the six months ended March 31, 2025 and 2024, respectively.

The weighted average interest rates of long-term debts outstanding were 2.21% and 3.02% per annum as of March 31, 2025 and September 30, 2024, respectively.

As of March 31, 2025 and September 30, 2024, there was no event of default on long-term debts occurred. As of March 31, 2025 and September 30, 2024, no long-term debts were guaranteed by the Company or its subsidiaries. As of March 31, 2025 and September 30, 2024, a vehicle with carrying value of $24,988 and $77,550 was pledged against one long-term debt.

On January 17, 2022, the Group bought a vehicle and paid in full. On July 26, 2022, the Group entered into a loan agreement with Zhongli International Financial Leasing Co. LTD (the “Lessor”) to pledge the same vehicle and to receive RMB1,500,000 ($210,867) from the Lessor. The transaction is classified as “failed” sale and leaseback transactions, as the control of the vehicle does not transfer to the lessor. Consequently, the received consideration from the lessor is accounted for as a liability. As of March 31, 2025 and September 30, 2024, the current portion of the liability recorded in short-term debt were $27,331 and $68,332.

The Group was not subject to any financial covenants as of March 31, 2025 and September 30, 2024.

Debt Maturities

The contractual maturities of the Group’s long-term debts as of March 31, 2025 were as follows:

Principle amount
Within 1 year	$243,557
1 – 2 years	141,134
2 – 3 years	141,134
3 – 4 years	141,134
4 – 5 years	141,134
Over 5 years	169,487
Total	$977,580